July 13, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Institutional Series Trust - (the "Trust")
     - John Hancock Diversified Core Equity Fund II (the "Funds")
     File No.  811-8852 and 33-86102


     CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated July 1, 2006 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497 does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


Sincerely,

/s/ Alfred P. Ouellette
-----------------------
Alfred P. Ouellette
Assistant Vice President and Senior Counsel